Earnings per ordinary share	12 Months Ended
Dec. 31, 2025
Earnings per ordinary share
Earnings per ordinary share

13.  Earnings per ordinary share

Basic earnings per ordinary share are calculated by dividing the consolidated (loss) profit for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year. Dilutive earnings per share assumes the exercise of stock options, provided that the effect is dilutive.

	2025	2024	2023
Basic earnings per share (EPS)
Numerator:
(Loss) profit for the year attributable to the Parent	(170,700)	23,538	82,662
Denominator:
Weighted-average number of shares outstanding to equity holders	188,360,675	188,144,651	187,872,191
Basic (loss) profit per share for the period attributable to equity holders	(0.91)	0.13	0.44

Diluted earnings per share (EPS)
Numerator:
(Loss) profit for the year attributable to the Parent	(170,700)	23,538	82,662
Denominator:
Weighted-average number of shares outstanding to equity holders	188,360,675	188,144,651	187,872,191
Effect of dilutive securities from equity incentive plans	—	664,267	2,417,617
Weighted-average number of shares outstanding - diluted to equity holders	188,360,675	188,808,918	190,289,808
Diluted (loss) profit per share for the period attributable to equity holders	(0.91)	0.12	0.43

In periods for which we have a loss, basic net loss per share is the same as diluted net loss per share. We exclude from our calculation of diluted loss per share all potentially dilutive in-the-money equity awards, which would have been anti-dilutive.

Potential ordinary shares of 3,826,945 were excluded from the calculation of diluted earnings (loss) per ordinary share for the year ended December 31, 2025 because their effect would be anti-dilutive. No potential ordinary shares were excluded from the calculation for the years ended December 31, 2024 and 2023.